Summary of Significant Accounting Policies - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Russia [member]
Disclosure of significant accounting policies [line items]
Defined contributions to pension fund	₽ 473	₽ 315	₽ 270
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Percentage of defined contributions to pension fund	10.00%
Bottom of range [member] | Software and Other Intangible Assets [member]
Disclosure of significant accounting policies [line items]
Amortization period of intangible assets	P3Y
Top of range [member]
Disclosure of significant accounting policies [line items]
Percentage of defined contributions to pension fund	30.00%
Top of range [member] | Software and Other Intangible Assets [member]
Disclosure of significant accounting policies [line items]
Amortization period of intangible assets	P5Y